Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

Note 20 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results of consumer products, trading and electric vehicles separately. The Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles, and trading. Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts trading businesses related to bamboo charcoal products. The EV segment was acquired in July 2017.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2020, 2019 and 2018, respectively.

	Consumer product			Trading			EV			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Revenue from external customers	$29,418,654	$45,821,163	$22,388,827	$12,481,023	$3,379,705	$3,776,842	$383,993	$29,702	$3,395,730	$42,283,670	$49,230,570	$29,561,399
Revenue from inter segment	(2,926,739)	(1,005,029)	(7,790,931)	—	—	—	—	—	—	(2,926,739)	(1,005,029)	(7,790,931)
Cost of revenue	25,598,821	40,138,663	14,347,896	11,813,003	2,270,766	3,290,089	395,473	843,641	3,894,334	37,807,297	43,253,070	21,532,319
Gross profit	3,819,833	5,682,500	8,040,931	668,020	1,108,939	486,753	(11,480)	(813,939)	(498,604)	4,476,373	5,977,500	8,029,080
Interest expenses	206,365	355,400	292,996	93,760	71,979	126,030	—	15,883	207,317	300,125	443,262	626,343
Depreciation & amortization	44,601	276,170	420,301	—	—	—	633,315	627,958	526,725	877,916	904,128	947,026
Capital expenditure	2,489	6,787,833	13,512,820	—	—	209,721	142,317	12,106	792,981	144,806	6,799,939	14,515,522
Segment assets	29,385,843	81,944,714	84,899,512	77,389,793	9,487,143	7,777,390	9,519,609	24,018,920	41,517,112	116,295,245	115,450,777	134,194,014
Segment profit	$644,981	$2,430,387	$4,135,969	$1,571,390	$(83,910)	$(134,511)	$(12,238,599)	$(12,005,760)	$(3,004,827)	$(10,022,228)	$(9,659,283)	$996,631

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31
	2020	2019	2018
Revenue from China	$42,283,670	$49,230,570	$29,561,399
Revenue directly from foreign countries	—	—	—
Total Revenue	$42,283,670	$49,230,570	$29,561,399